Loans Payable (Details Narrative)	3 Months Ended		12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Line of credit advances maturities	12 months
Line of credit				$ 0	$ 0
SBA payments - grant income	$ 3,382	$ 0		10,768
SBA payments - grant income, principal	2,992
SBA payments - grant income, interest expense	390
PPP loan forgiveness	24,750
Forgiveness of debt income	24,925	$ 0		376,177
Forgiveness of debt - accrued interest forgiven	175
Line of Credit 1
Line of credit outstanding balance	0		$ 0
Line of credit	0			0
Line of Credit 2
Line of credit outstanding balance	0		$ 0
Line of credit	0			0
Term Loan 1
Term loan outstanding balance	$ 70,044			70,044
Vairable interest rate	0.0600
Monthly payments under loans	$ 1,691
Term Loan 2
Term loan outstanding balance	$ 77,040			$ 77,040
Vairable interest rate	0.0776
Monthly payments under loans	$ 1,008